Average Annual Total Returns{- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund - AMCIZ PRO-13 - Fidelity® Total International Equity Fund	Fidelity Total International Equity Fund-Class A Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class A Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Class A Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Total International Equity Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Total International Equity Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Total International Equity Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Total International Equity Fund-Class M Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class M Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Class M Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class C Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class C Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Class C Return Before Taxes Past 10 years	Fidelity Total International Equity Fund - Class I Return Before Taxes Past 1 year	Fidelity Total International Equity Fund - Class I Return Before Taxes Past 5 years	Fidelity Total International Equity Fund - Class I Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class Z Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Class Z Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Class Z Return Before Taxes Since Inception		Fidelity Total International Equity Fund-Class Z Return Before Taxes Inception Date	MS112 Past 1 year	MS112 Past 5 years	MS112 Past 10 years
Total	19.89%	5.54%	5.34%	19.69%	5.33%	4.99%	12.26%	4.47%	4.33%	22.53%	5.79%	5.33%	25.29%	6.01%	5.19%	27.49%	7.08%	6.26%	27.78%		11.16%	[1]	Feb. 01, 2017	21.74%	5.68%	5.12%

[1]	(a)Since inception February 1, 2017.